Intangible Assets - Summary of Goodwill Allocated to Cash Generating Units (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	£ 8,042	£ 7,915
Exchange differences	(100)	145
Acquisitions and disposals	11	(18)
Ending balance	7,953	8,042
Consumer [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	1,183	1,183
Ending balance	1,183	1,183
EE [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	2,768	4,917
Re-organisation		(2,149)
Ending balance	2,768	2,768
Business and Public Sector [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	2,570	662
Re-organisation		1,921
Exchange differences	(8)	10
Disposals		(23)
Ending balance	2,562	2,570
Global Services [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	579	1,153
Re-organisation		(709)
Exchange differences	(92)	135
Acquisitions	11
Ending balance	498	579
Wholesale and Ventures [Member]
Disclosure Of Goodwill Allocated To C G Us [Line Items]
Beginning balance	942
Re-organisation		937
Acquisitions		5
Ending balance	£ 942	£ 942